Premium Income and Premiums Paid to Reinsurers - Summary of Premiums Paid to Reinsurers- Premium Income and Premiums Paid to Reinsurers - Summary of Premium Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 2,663	€ 3,431	€ 3,176
Life insurance general account [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	2,500	3,214	2,932
Non-life insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	163	217	244
Accident and health insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	152	205	238
General insurance [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Expenses arising from reinsurance held	€ 11	€ 13	€ 7